Net Income/ (loss) Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted income per share
Net income/(loss) for the year attributable to the Company's ordinary shareholders - Numerator	$ (3,001)	$ (3,507)	$ 40,849
Net income/(loss) for the year attributable to the Company's ordinary shareholders - Continuing operations	(3,001)	(3,507)	(12,515)
Net income for the year attributable to the Company's ordinary shareholders - Discontinued operations	$ 0	$ 0	$ 53,364
Weighted Average Number of Shares Outstanding For Continuing Operations Basic	12,938,128	12,938,128	12,938,128
Weighted Average Number of Shares Outstanding For Continuing Operations Diluted	12,938,128	12,938,128	12,938,128
Weighted Average Number of Shares Outstanding For Discontinuing Operations Basic	12,938,128	12,938,128	12,938,128
Weighted Average Number of Shares Outstanding For Discontinuing Operations Diluted	12,938,128	12,938,128	12,938,128
Basic net income/(loss) per share	$ (0.23)	$ (0.27)	$ 3.16
Diluted net income/(loss) per share	(0.23)	(0.27)	3.16
Basic net income/(loss) per share attributable from Continuing operations	(0.23)	(0.27)	(0.97)
Diluted net income/(loss) per share attributable from Continuing operations	(0.23)	(0.27)	(0.97)
Basic net income/(loss) per share attributable from Discontinuing operations	0	0	4.13
Diluted net income/(loss) per share attributable from Discontinuing operations	$ 0.00	$ 0.00	$ 4.13